UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Goldman Capital Management Inc.
Address:       320 Park Ave.
               New York NY 10022

Form 13F File Number:  28-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Neal I Goldman
Title: President
Telephone: 212-415-7260

Signature, Place and Date of Signing:

Neal I Goldman, New York NY, October 28, 2009
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:  38
Form 13F Information Table Value Total: 107,338


							Value	Shares/	Sh/	Put/	Invstmt	Discretion	Voting Authority--------------------
Name of Issuer			Title ofCUSIP		(x$1000)	Prn Amt	Prn	Call			Sole	Shared	None
 				Class	 	 	 		 		Sole	Shared	None

Abaxis Inc			COM	002567105	5095	190500	SH		190500			190500
Advanced Photonix Inc-Cl A	COM	00754E107	327	380000	SH		380000			380000
American Medical Alert Corp	COM	027904101	2008	341000	SH		341000			341000
American Safety Insurance Hold	COM	G02995101	6702	397200	SH		397200			397200
Cadiz Inc New			COM	12753207	4327	369800	SH		369800			369800
Columbia Laboratories Inc	COM	197779101	6319	4898356	SH		4898356			4898356
Ditech Networks Inc		COM	25500T108	157	75000	SH		75000			75000
Dot Hill Sys Corp		COM	25848T109	9500	5459900	SH		5459900			5459900
Emrise Corp			COM	29246J101	110	80000	SH		80000			80000
Gametech International Inc	COM	36466D102	1135	659359	SH		659359			659359
Gp Strategies Corp		COM	36225V104	3889	519109	SH		519109			519109
Healthtronics Inc		COM	4222L107	1704	692777	SH		692777			692777
Hypercom Corp			COM	44913M105	2240	722532	SH		722532			722532
Imageware Systems Inc.		COM	45245S108	1205	1721500	SH		1721500			1721500
Imergent Inc			COM	45247Q100	7939	1007500	SH		1007500			1007500
Lantronix Inc			COM	516548104	34	60000	SH		60000			60000
Lifetime Brands Inc		COM	53222Q103	6058	1060900	SH		1060900			1060900
Liquidmetal Technologies Inc	COM	53634X100	61	408000	SH		408000			408000
Mdc Partners Inc New Cl A Subo	COM	552697104	14892	2001550	SH		2001550			2001550
Medical Nutrition USA Inc	COM	58461X107	1391	695600	SH		695600			695600
Mosys Inc			COM	619718109	6788	2715023	SH		2715023			2715023
National Patent Development Co	COM	637132101	622	393600	SH		393600			393600
Newport Digital Tech Inc	COM	651833105	820	2000000	SH		2000000			2000000
Nova Measuring Instruments Ltd	COM	M7516K103	2026	756000	SH		756000			756000
Park City Group Inc New		COM	700215304	2230	810867	SH		810867			810867
Penn Treaty American Corp New	COM	707874400	305	1322875	SH		1322875			1322875
Photomedex Inc			COM	719358103	720	1014175	SH		1014175			1014175
Pure Bioscience			COM	746218106	1210	747000	SH		747000			747000
Remedent Inc			COM	75954T104	38	85000	SH		85000			85000
Scolr Pharma Inc		COM	78402X107	721	1442229	SH		1442229			1442229
Star Scientific Inc Com		COM	85517P101	3666	3942000	SH		3942000			3942000
Thomas Group Inc		COM	884402108	1053	722526	SH		722526			722526
Trinity Biotech Plc New ADR	COM	896438306	6126	1550900	SH		1550900			1550900
Trintech Group Plc		COM	896682200	593	238116	SH		238116			238116
Unigene Laboratories Inc	COM	904753100	2144	1715000	SH		1715000			1715000
Universal Electronics Inc	COM	913483103	2540	124400	SH		124400			124400
Virage Logic Corp		COM	92763R104	104	20000	SH		20000			20000
Williams Controls Inc New	COM	969465608	539	60000	SH		60000			60000


Total							107338